Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Summary of Loans Outstanding

Such loans are summarized below.

	2019	2018
	(In thousands)

Aggregate balance – January 1	$14,106	$12,996
New loans	4,459	2,386
Repayments	(797)	(1,276)

Aggregate balance – December 31	$17,768	$14,106